UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments

UBS Cashfund Inc.

Schedule of investments — December 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—28.69%
Federal Farm Credit Bank
0.500%, due 08/09/10(1)	15,000,000	14,954,167
Federal Home Loan Bank
0.125%, due 01/06/10(1)	25,000,000	24,999,566
0.195%, due 01/09/10(2)	20,000,000	20,000,740
0.414%, due 01/13/10(2)	25,000,000	25,000,000
0.420%, due 03/01/10(1)	20,000,000	19,986,233
0.520%, due 06/01/10	10,000,000	9,998,481
2.750%, due 06/18/10	15,000,000	15,172,270
0.500%, due 10/15/10	7,700,000	7,699,612
0.500%, due 12/28/10	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.*
0.570%, due 01/04/10(2)	35,000,000	35,000,000
0.130%, due 01/21/10(1)	10,000,000	9,999,278
0.210%, due 04/19/10(1)	15,000,000	14,990,550
0.145%, due 04/26/10(1)	25,000,000	24,988,420
0.230%, due 07/06/10(1)	15,000,000	14,982,175
0.520%, due 07/16/10(1)	20,000,000	19,943,378
0.170%, due 07/20/10(1)	10,000,000	9,990,555
Federal National Mortgage Association*
0.174%, due 01/13/10(2)	25,000,000	25,000,000
0.190%, due 06/09/10(1)	20,000,000	19,983,217
2.875%, due 10/12/10	4,800,000	4,888,207
US Treasury Bills
0.495%, due 07/29/10(1),(3)	11,650,000	11,616,521
0.498%, due 07/29/10(1),(3)	5,850,000	5,833,104
US Treasury Notes
2.125%, due 01/31/10	22,000,000	22,035,300
2.000%, due 02/28/10	15,000,000	15,042,183

Total US government and agency obligations (cost—$382,103,957)		382,103,957

Bank notes—3.38%
Banking-US—3.38%
Bank of America N.A.
0.250%, due 01/04/10	15,000,000	15,000,000
0.210%, due 03/26/10	30,000,000	30,000,000

Total bank notes (cost—$45,000,000)		45,000,000

Certificates of deposit—13.41%
Banking-non-US—13.41%
Banco Bilbao Vizcaya London
0.255%, due 02/19/10	15,000,000	15,000,102
Bank of Montreal
0.170%, due 01/19/10	13,000,000	13,000,000
0.100%, due 02/01/10	10,000,000	10,000,000
Bank of Nova Scotia
0.320%, due 03/08/10	4,000,000	4,000,073
1.100%, due 05/11/10	5,000,000	5,000,000
BNP Paribas SA
0.320%, due 01/06/10	10,000,000	10,000,000
0.230%, due 03/30/10	10,000,000	10,000,000
Fortis Bank NV-SA
0.230%, due 01/11/10	5,000,000	5,000,000
National Bank of Canada
0.190%, due 02/24/10	10,000,000	10,000,000

UBS Cashfund Inc.

Schedule of investments — December 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Natixis
0.270%, due 01/11/10	15,000,000	15,000,000
0.250%, due 01/12/10	15,000,000	15,000,046
0.230%, due 01/19/10	12,000,000	12,000,000
Societe Generale
0.500%, due 02/01/10	9,000,000	9,000,000
Toronto-Dominion Bank
0.520%, due 01/25/10	5,000,000	5,000,233
UniCredito Italiano SpA
0.250%, due 01/04/10	10,000,000	10,000,000
0.250%, due 01/12/10	15,000,000	15,000,000
Westpac Banking Corp.
0.190%, due 01/04/10(2)	4,000,000	4,000,000
0.190%, due 01/04/10(2)	7,500,000	7,500,000
0.200%, due 01/04/10(2)	4,000,000	4,000,000

Total certificates of deposit (cost—$178,500,454)		178,500,454

Commercial paper(1)—48.15%
Asset backed-miscellaneous—17.21%
Amsterdam Funding Corp.
0.180%, due 01/15/10	25,000,000	24,998,250
Chariot Funding LLC
0.170%, due 01/22/10	25,000,000	24,997,521
Enterprise Funding Co. LLC
0.220%, due 02/24/10	15,000,000	14,995,050
Falcon Asset Securitization Corp.
0.150%, due 01/06/10	22,014,000	22,013,541
Market Street Funding LLC
0.170%, due 01/21/10	9,000,000	8,999,150
0.190%, due 02/22/10	6,625,000	6,623,182
Old Line Funding Corp.
0.210%, due 02/16/10	15,000,000	14,995,975
Ranger Funding Co. LLC
0.250%, due 01/14/10	10,000,000	9,999,097
Salisbury Receivables Co. LLC
0.180%, due 01/04/10	10,000,000	9,999,850
Sheffield Receivables Corp.
0.170%, due 01/11/10	25,000,000	24,998,819
0.200%, due 01/22/10	10,000,000	9,998,833
Thames Asset Global Securitization No. 1
0.180%, due 01/07/10	15,000,000	14,999,550
0.170%, due 01/12/10	6,609,000	6,608,657
Thunderbay Funding
0.210%, due 02/16/10	5,000,000	4,998,658
Variable Funding Capital Corp.
0.160%, due 01/15/10	20,000,000	19,998,756
Windmill Funding Corp.
0.170%, due 01/15/10	10,000,000	9,999,339

		229,224,228

Asset backed-securities—4.28%
Clipper Receivables Co. LLC
0.300%, due 01/07/10	10,000,000	9,999,500

UBS Cashfund Inc.

Schedule of investments — December 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(continued)
Asset backed-securities—(concluded)
0.250%, due 02/22/10	14,000,000	13,994,944
Grampian Funding LLC
0.350%, due 02/01/10	18,000,000	17,994,575
0.350%, due 02/05/10	15,000,000	14,994,896

		56,983,915

Banking-non-US—2.25%
Banco Bilbao Vizcaya London
0.250%, due 03/17/10	10,000,000	9,994,792
KFW International Finance, Inc.
0.200%, due 01/25/10	12,000,000	11,998,400
Lloyds TSB Bank PLC
0.130%, due 01/04/10	8,000,000	7,999,913

		29,993,105

Banking-US—18.32%
Barclays US Funding Corp.
0.230%, due 01/29/10	15,500,000	15,497,227
0.210%, due 02/09/10	15,000,000	14,996,587
BNP Paribas Finance
0.240%, due 02/03/10	20,000,000	19,995,600
CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	10,000,000	9,985,583
Danske Corp.
0.190%, due 03/01/10	35,000,000	34,989,101
0.200%, due 03/29/10	5,000,000	4,997,583
Dexia Delaware LLC
0.250%, due 01/05/10	30,000,000	29,999,167
ING (US) Funding LLC
0.510%, due 01/08/10	10,000,000	9,999,008
0.310%, due 01/28/10	20,000,000	19,995,350
Nordea N.A., Inc.
0.210%, due 01/19/10	15,000,000	14,998,425
0.205%, due 02/19/10	15,000,000	14,995,815
Rabobank USA Financial Corp.
0.180%, due 03/18/10	15,000,000	14,994,303
San Paolo IMI US Financial Co.
0.200%, due 01/14/10	8,500,000	8,499,386
0.160%, due 01/21/10	15,000,000	14,998,667
Societe Generale N.A., Inc.
0.245%, due 02/12/10	15,000,000	14,995,713

		243,937,515

Energy-integrated—4.13%
Chevron Funding Corp.
0.100%, due 01/19/10	15,000,000	14,999,250
ENI Finance USA, Inc.
0.150%, due 01/12/10	40,000,000	39,998,167

		54,997,417

Finance-captive automotive—0.75%
Toyota Motor Credit Corp.
0.200%, due 02/03/10	10,000,000	9,998,167

UBS Cashfund Inc.

Schedule of investments — December 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(1)—(concluded)
Finance-noncaptive diversified—0.83%
General Electric Capital Corp.
0.200%, due 01/05/10	11,000,000	10,999,756

Food/beverage—0.38%
Nestle Capital Corp.
0.650%, due 02/16/10	5,000,000	4,995,847

Total commercial paper (cost—$641,129,950)		641,129,950

Short-term corporate obligation—0.30%
Banking-non-US—0.30%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(4) (cost—$4,000,000)	4,000,000	4,000,000

Repurchase agreements—6.07%
Repurchase agreement dated 12/31/09 with Barclays Bank PLC, 0.000% due 01/04/10, collateralized by $60,933,000 US Treasury Notes, 0.875% to 2.375% due 02/28/11 to 08/31/14; (value—$61,200,024); proceeds: $60,000,000	60,000,000	60,000,000
Repurchase agreement dated 12/31/09 with Deutsche Bank Securities, 0.010% due 01/04/10, collateralized by $19,966,000 Federal Home Loan Mortgage Corp. obligations, 4.875% due 02/09/10 and $761,000 Federal National Mortgage Association obligations, 5.730% due 01/22/37; (value—$21,216,465); proceeds: $20,800,023	20,800,000	20,800,000
Repurchase agreement dated 12/31/09 with State Street Bank & Trust Co., 0.000% due 01/04/10, collateralized by $89,836 US Treasury Bills, zero coupon due 06/03/10 to 06/10/10; (value—$89,761); proceeds: $88,000	88,000	88,000

Total repurchase agreements (cost—$80,888,000)		80,888,000

	Number of shares
Investment of cash collateral from securities loaned—1.34%
Money market fund—1.34%
UBS Private Money Market Fund LLC(5) (cost—$17,850,000)	17,850,000	17,850,000

Total investments (cost—$1,349,472,361 which approximates cost for federal income tax purposes)(6)—101.34%		1,349,472,361
Liabilities in excess of other assets — (1.34)%		(17,850,281)

Net assets (applicable to 1,331,933,546 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,331,622,080

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.
(3)	Security, or portion thereof, was on loan. At December 31, 2009, the total market value of securities on loan was $17,449,625, and the total collateral held by the fund amounted to $17,850,000.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.30% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended December 31, 2009. The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 03/31/09 ($)	Purchases during the nine months ended 12/31/09 ($)	Sales during the nine months ended 12/31/09 ($)	Value at 12/31/09 ($)	Net income earned from affiliate for the nine months ended 12/31/09 ($)
UBS Private Money Market Fund LLC	51,000,000	519,690,000	552,840,000	17,850,000	38,389

UBS Cashfund Inc.

Schedule of investments — December 31, 2009 (unaudited)

(6)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	382,103,957	—	382,103,957
Bank notes	—	45,000,000	—	45,000,000
Certificates of deposit	—	178,500,454	—	178,500,454
Commercial paper	—	641,129,950	—	641,129,950
Short-term corporate obligation	—	4,000,000	—	4,000,000
Repurchase agreements	—	80,888,000	—	80,888,000
Investment of cash collateral from securities loaned	—	17,850,000	—	17,850,000

Total	—	1,349,472,361	—	1,349,472,361

Issuer breakdown by country of origin

Percentage of total investments %
United States	80.1
France	5.3
Italy	4.8
Canada	3.5
Spain	1.9
Australia	1.4
Germany	0.9
Japan	0.7
United Kingdom	0.6
Belgium	0.4
Switzerland	0.4

Total	100.0

Weighted average maturity—50 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 26, 2010